Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	Jacob Funds Inc.
Central Index Key	dei_EntityCentralIndexKey	0001090372
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
Jacob Internet Fund (Prospectus Summary) | Jacob Internet Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAMFX
Jacob Wisdom Fund (Prospectus Summary) | Jacob Wisdom Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JWSFX
Jacob Small Cap Growth Fund (Prospectus Summary) | Jacob Small Cap Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSCGX